Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Entity Registrant Name	Nexters Inc.
Document Type	F-1
Entity Central Index Key	0001848739
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false